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                                               [LINCOLN FINANCIAL GROUP(R) LOGO]

JOHN L. REIZIAN, ESQUIRE
VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE:  (860) 466-2550
John.Reizian@LFG.com


VIA EDGAR

November 12, 2014

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506


Re: Lincoln Life Flexible Premium Variable Life Account M
    The Lincoln National Life Insurance Company
    File No: 811-08557; CIK: 0001048607
    Initial Registration Statement, Form N-6
    Lincoln AssetEdge(R) VUL 2015

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln AssetEdge(R) VUL 2015."

While we are not requesting selective review of this registration statement we wish to note the following information that may facilitate your review:

   -   it is a successor to our currently effective Lincoln AssetEdge(R) VUL";
   - we have adopted language simplifications and clarifications derived in the process of addressing Staff comments during the registration of more recent products (i.e. VUL(ONE)2014 - File No. 333-191329; 811-08557) also issued by The Lincoln National Life Insurance Company;
   - this product offers an updated Lincoln LifeEnhance(R) Accelerated Benefits Rider;
   -   certain rate changes are implemented; and
   - An Indexed Account, available as subset of our general account in addition to the Fixed Account, providing the policy owner the ability to select from among three

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       (3) options which determine how much interest is to be credited to values held in the Company's general account based on the performance of an outside index (i.e. S&P500).

A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer.

Please contact me at (860) 466-1539 with any questions or comments about this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel